Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Use of Estimates

Use of estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents

Cash includes cash in readily available checking accounts and cash equivalents include all highly liquid investments maturing within 90 days from the date of purchase. Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents as the Company’s cash deposits on hand at one financial institution often exceed federally insured limits. The Company places its cash in a financial institution that management believes to be of high credit quality.

Property and Equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated useful life
Laboratory equipment	3 years
Furnitures and fixtures	5 years
Computer equipment	3 years
Leasehold improvements	Shorter of life of lease or 10 years

Table of Contents

Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is included in loss from operations. Expenditures for repairs and maintenance are charged to expense as incurred.

Impairment of Long-Lived Assets

Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When such events occur, the Company compares the carrying amounts of the assets to their undiscounted expected future cash flows. If this comparison indicates that there is an impairment, the amount of the impairment is calculated as the difference between the carrying value and the fair value. The Company has not recorded any impairment charges in the periods presented in these financial statements.

Segment Information

Segment information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision maker is the chief executive officer (“CEO”). The CEO and other members of senior management of the Company view the Company’s operations and manage its business as one operating segment.

Research and Development Costs

Research and development costs

Research and development costs are expensed as incurred. Research and development costs that are paid in advance of performance (if any) are capitalized as a prepaid expense and amortized over the service period as the services are provided.

Income Taxes

Income taxes

Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is provided to reduce the deferred tax asset to an amount, which, more likely than not, will be realized.

The Company recognizes the tax benefit from any uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

Fair Value Measurements

Fair value measurements

Certain assets and liabilities are carried at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1—Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.

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Level 2—Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

•	quoted prices for similar assets and liabilities in active markets;

•	quoted prices for identical or similar assets or liabilities in markets that are not active;

•	observable inputs other than quoted prices that are used in the valuation of the asset or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals); and

•	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

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Level 3—Unobservable inputs for the assets or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

Net Loss Per Share

Net loss per share

The Company follows the two-class method when computing net income (loss) per share as the Company has issued shares that meet the definition of participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. During periods of loss, the Company does not allocate loss to participating securities because they have no contractual obligation to share in the losses of the Company.

Basic net loss per share is computed by dividing the net income loss by the weighted average number of shares of common stock outstanding for the period. Diluted net loss is computed by adjusting net loss to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net loss per share is computed by dividing the diluted net loss by the weighted average number of shares of common stock outstanding for the period, including potential dilutive common shares assuming the dilutive effect of common stock equivalents.

Redeemable Convertible Preferred Stock

Redeemable convertible preferred stock

The Company recorded redeemable convertible preferred stock at fair value upon issuance, net of any issuance costs. The Company’s redeemable convertible preferred stock was subject to a dividend when, as and if declared by the Company’s board of directors (the “Board”). Since the issuance of the Company’s outstanding redeemable convertible preferred stock, no dividends have been declared on any shares of redeemable convertible preferred stock. The Company classified stock that was redeemable in circumstances outside of the Company’s control outside of permanent equity. No accretion was recognized as the contingent events that could give rise to redemption were not deemed probable.

Stock-Based Compensation

Stock-based compensation

The Company accounts for stock-based awards at fair value, and measures fair value using the Black-Scholes option-pricing model. Stock-based compensation costs are recognized as expense over the requisite service period, which is generally the vesting period, on a straight-line basis for all time-vested awards. Forfeitures are recognized as they occur.

Success Fee Obligation

Success fee obligation

The Company’s loan and security agreement (the “Loan Agreement”) with Pacific Western Bank (“PWB”) entered into in 2020 requires the Company to pay a success fee of $0.5 million upon the occurrence of a specified liquidity event, as described in the Loan Agreement, which includes the proposed IPO. The Company classifies this contingent obligation to pay a success fee as a liability on its balance sheet. The liability was initially deemed immaterial upon entering into the Loan Agreement and is subsequently remeasured to fair value at each reporting date. Changes in the success fee obligation will continue to be recognized until the liability is settled.

Comprehensive Loss

Comprehensive loss

Comprehensive loss includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with stockholders. The Company’s comprehensive net loss equals the reported net loss for all periods presented.

Accounting Pronouncements Issued and Not Adopted

Accounting pronouncements issued and not adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”), which applies to all leases and will require lessees to record most leases on the balance sheet but recognize expense in a manner similar to the previous standard. The Company will use a modified retrospective approach of adoption for its leases. The Company plans to adopt this standard on January 1, 2022 and is currently evaluating the impact that the adoption will have on its financial statements. The Company expects to recognize a lease obligation and right to use asset upon adoption of ASU 2016-02.

Accounting pronouncements issued and not adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”), which applies to all leases and will require lessees to record most leases on the balance sheet but recognize expense in a manner similar to the previous standard. The Company will use a modified retrospective approach of adoption for its leases. The Company plans to adopt this standard on January 1, 2022 and is currently evaluating the impact that the adoption will have on its financial statements. The Company expects to recognize a lease obligation and right to use asset upon adoption of ASU 2016-02.

Unaudited Interim Financial Information

Unaudited interim financial information

The financial statements of the Company included herein have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The unaudited interim financial statements have been prepared on the same basis as audited annual financial statements, except certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted from this report, as is permitted by such rules and regulations. In the opinion of management, the information furnished reflects all adjustments, all of which are of a normal and recurring nature, necessary for a fair representation of the results for the reported periods. Accordingly, these financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Prospectus that forms a part of the Company’s Registration Statement on Form S-1 (File No. 333-248414), which was filed with the SEC pursuant to Rule 424(b)(4) on September 17, 2020 (the “Prospectus”). The results for the nine months ended September 30, 2020 are not necessarily indicative of results to be expected for the year ending December 31, 2020, any other interim periods, or any future year or period.

Summary of Significant Accounting Policies

Summary of significant accounting policies

The Company’s significant accounting policies are described in Note 2, “Summary of Significant Accounting Policies,” to the Company’s financial statements included in the Prospectus. There have been no material changes to the significant accounting policies during the three months ended September 30, 2020.